Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue, net	$ 1,100	$ 529	$ 11,934	$ 1,358
Operating expenses:
Cost of goods sold	1,455	1,404	6,492	4,601
Research and development	1,466	2,182	8,146	9,351
Sales and marketing	518	851	2,609	3,626
General and administrative	3,092	1,251	6,606	5,675
Total operating expenses	6,531	5,688	23,853	23,253
Loss from operations	(5,431)	(5,159)	(11,919)	(21,895)
Interest expense	189	187	758	710
Loss in joint venture	1,419	1,127	3,703	2,404
Changes in fair value of promissory notes	(2,321)	33	167	1,060
Other income, net	(531)	(136)	(1,264)	(271)
Loss before tax expense	(4,187)	(6,370)	(15,283)	(25,798)
Tax expense	0	0	0	0
Net loss	$ (4,187)	$ (6,370)	$ (15,283)	$ (25,798)
Net loss per share - basic and diluted	$ (0.13)	$ (0.23)	$ (3.62)	$ (6.11)
Weighted average common shares outstanding - basic and diluted	31,912,170	28,153,555	4,219,656	4,219,606